ING MUTUAL FUNDS

ING International Real Estate Fund

(“Fund”)

Supplement dated August 22, 2011

to the Fund’s Class A, Class B, Class C, Class I,

and Class W Prospectus dated February 28, 2011

(“Prospectus”)

Effective March 31, 2011, Joseph P. Smith was added as a co-portfolio manager for the Fund. Effective immediately, the Fund’s Prospectus is revised as follows:

1.               The subsection entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is deleted in its entirety and replaced with the following:

Portfolio Managers
T. Ritson Ferguson	Steven D. Burton
Portfolio Manager (since 2/06)	Portfolio Manager (since 02/06)
Joseph P. Smith
Portfolio Manager (since 3/11)

2.               The following paragraph is added to the subsection entitled “Management of the Funds – ING International Real Estate Fund” of the Fund’s Prospectus:

Joseph P. Smith, Managing Director and Co-Chief Investment Officer, is a member of the Investment Policy Committee. Mr. Smith joined CBRE Clarion in 1997.

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ING MUTUAL FUNDS

ING International Real Estate Fund

(the “Fund”)

Supplement dated August 22, 2011 to the

Fund’s Class A, Class B, Class C, Class I, and Class W

Statement of Additional Information dated February 28, 2011 (“SAI”)

Effective March 31, 2011, Joseph P. Smith was added as a co-portfolio manager for the Fund. Effective immediately, the Fund’s SAI is revised as follows:

The tables in the subsections entitled “Other Managed Accounts” and “Ownership of Securities” under the section entitled “Portfolio Managers – International Real Estate Fund” in the Fund’s SAI are hereby deleted in their entirety and replaced with the following:

Other Managed Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steven D. Burton	24	$12,547,392,311	9	$711,701,965	49	$3,704,575,727
T. Ritson Ferguson	26	$13,707,897,841	16	$1,322,787,055	65	$4,322,265,379
Joseph P. Smith(1)	21	$10,410,202,689	16	$1,322,787,055	65	$4,322,265,379

(1)    As of March 31, 2011.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Steven D. Burton	$0 – $50,000
T. Ritson Ferguson	$0 – $50,000
Joseph P. Smith(1)	$0 – $50,000

(1)          As of March 31, 2011.

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